Operating Lease Right-of-use Assets and Operating Lease Liability (Details - Lease maturity) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Operating Lease Right-of-use Asset And Operating Lease Liability
Year ending December 31, 2021	$ 32,497
Year ending December 31, 2022	43,655
Total future minimum lease payment	76,152
Imputed interest	(6,709)
Lease Obligation, net	$ 69,443	$ 94,671